Cash and cash equivalents	12 Months Ended
Dec. 31, 2021
Cash and cash equivalents [abstract]
Cash and cash equivalents
21 Cash and Cash Equivalents

	2021 £m	2020 £m

Cash and bank balances	2,529	2,940

Cash equivalents	280	199

	2,809	3,139
The carrying value of cash and cash equivalents approximates their fair value.
Cash and cash equivalents are denominated in the functional currency of the subsidiary undertaking or other currencies as shown below:

	2021 £m	2020 £m

Functional currency	2,422	2,597

U.S. dollar	170	197

Euro	92	170

Other currencies	125	175

	2,809	3,139
In the Group cash flow statement, net cash and cash equivalents are shown after deducting bank overdrafts and accrued interest where applicable, as follows:

	2021 £m	2020 £m

Cash and cash equivalents as above	2,809	3,139

Less overdrafts and accrued interest	(346)	(251)

Net cash and cash equivalents	2,463	2,888
Cash and cash equivalents also include £42 million (2020: £48 million) of cash that is held as a hedging instrument.
Restricted cash
Cash and cash equivalents include restricted amounts of £1,024 million (2020: £878 million) due to subsidiaries in CCAA protection (note 32), as well as £305 million (2020: £455 million) principally due to exchange control restrictions, including amounts of £92 million (2020: £141 million) where the underlying restrictions are expected to be short-term in nature.